Summary of Significant Accounting Policies (Details) - USD ($)		6 Months Ended	12 Months Ended
	May 03, 2022	Jun. 30, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Offering costs		$ 4,243,264	$ 4,243,264
Transaction costs related to derivative liability		$ 112,500	$ 112,500
Aggregate ordinary shares (in Shares)		7,500,000	7,500,000
Federal deposit insurance coverage		$ 250,000	$ 250,000
Trust account connection with redemptions		$ 43,025,883
Related party deposit	$ 66,667
Aggregate amount	$ 200,001
Business Combination [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Aggregate ordinary shares (in Shares)		4,258,586